FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit Risk Exposures (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivatives
Credit risk
Maximum exposure	$ 24	$ 26
Cash at bank
Credit risk
Maximum exposure	$ 1,762	$ 277